CONSOLIDATED STATEMENTS OF CASH FLOWS (FY)	9 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)
Operating activities
Net loss for the period	$ (5,091,435)	$ (6,828,193)
Items not affecting cash:
Depreciation	953	1,374
Share based compensation	484,577	1,048,750
Change in fair value of derivative liabilities	(719,000)	50,700
Change in fair value of stock option liabilities	(294,441)	0
Unrealized loss on mandatory convertible debentures	(70,500)	0
Change in fair value of warrant liabilities	(5,651,008)	0
Non-cash general and administrative	0	50,000
Gain on settlement of accounts payable	(899,015)	0
Loss on investment in associate	405,654	0
Impairment of carbon credits	1,207,782	0
Stop-loss provision loss	1,101,248	0
Accrued interest	149,905	7,224
Accretion expense	226,853	23,073
Changes in non-cash working capital items:
Trade receivable	(9,164)	0
GST receivable	(171,573)	(30,406)
GST receivable	(37,350)	0
Carbon credits	(97,904)	0
Prepaid expenses	(60,857)	245,941
Accounts payable and accrued liabilities	4,761,674	4,010,175
Net cash used in operating activities	(4,763,601)	(1,421,362)
Investing activities
Cash assumed on RTO	1,661,645	0
Net cash provided by (used in) financing activities	1,661,645	0
Financing activities
Proceeds from convertible debentures	285,650	863,516
Proceeds from warrant exercise	86,237	176,113
Proceeds from PIPE financing	2,230,000	0
Proceeds from ELOC drawdown	481,530	0
Net cash provided by financing activities	3,083,417	1,039,629
Effect of exchange rate changes on cash	1,435	(5,248)
Net increase (decrease) in cash	(17,104)	(386,981)
Cash, Beginning	21,106	489,971	$ 489,971
Cash, Ending	4,002	102,990	21,106	$ 489,971
DevvStream Holdings, Inc. [Member]
Operating activities
Net loss for the period			(9,871,748)	(5,904,653)
Items not affecting cash:
Depreciation			1,771	1,849
Share based compensation			1,290,327	1,838,811
Change in fair value of derivative liabilities			845,700	0
Unrealized loss on mandatory convertible debentures			27,500	0
Non-cash general and administrative			50,000	0
Accrued interest			19,024	0
Accretion expense			52,554	0
Gain on forgiveness of accounts payable			0	(6,542)
Changes in non-cash working capital items:
GST receivable			(39,121)	(44,147)
Prepaid expenses			267,294	115,817
Accounts payable and accrued liabilities			5,807,752	590,721
Net cash used in operating activities			(1,548,947)	(3,408,144)
Investing activities
Cash assumed on RTO			0	10
Net cash provided by (used in) financing activities			0	10
Financing activities
Proceeds from convertible debentures			883,516	0
Proceeds from warrant exercise			176,113	301,984
Proceeds from issuance of mandatory convertible debentures			50,000	0
Net cash provided by financing activities			1,109,629	301,984
Effect of exchange rate changes on cash			(29,547)	(159,534)
Net increase (decrease) in cash			(468,865)	(3,265,684)
Cash, Beginning	$ 21,106	$ 489,971	489,971	3,755,655
Cash, Ending			21,106	489,971
Supplemental information:
Taxes paid			0	0
Interest paid			0	0
Fair value of securities issued for the acquisition of DevvStream Inc. (Note 4)			$ 0	$ 3,721,852